Note 15 Calendar of the notional maturities of the hedging instruments (Details) € in Millions	Dec. 31, 2021 EUR (€)
Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 53,409
Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	52,021
Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	44,332
Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	41,882
Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,857
Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,187
Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,583
Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	107,368
Not later than three months [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,820
Not later than three months [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,807
Not later than three months [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	195
Not later than three months [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Not later than three months [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,241
Not later than three months [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	175
Not later than three months [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	171
Not later than three months [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,602
Later than three months and not later than one year [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	8,467
Later than three months and not later than one year [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	8,360
Later than three months and not later than one year [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,346
Later than three months and not later than one year [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,713
Later than three months and not later than one year [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,617
Later than three months and not later than one year [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	647
Later than three months and not later than one year [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	428
Later than three months and not later than one year [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	15,505
Later than one year and not later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	28,506
Later than one year and not later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	27,239
Later than one year and not later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	36,410
Later than one year and not later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	34,787
Later than one year and not later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,258
Later than one year and not later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	851
Later than one year and not later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	67,024
Later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,615
Later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,615
Later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,381
Later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,381
Later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,108
Later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	132
Later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 19,236